Annual Total Returns[BarChart] - Hartford Schroders US Small Cap Opportunities Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.65%)	12.13%	34.22%	8.15%	(1.66%)	19.08%	14.31%	(11.09%)	31.59%	7.66%